As filed with the SEC on November 29, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

CHARLES M. WEBER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

Baird Intermediate Bond Fund
Schedule of Investments
September 30, 2005 (unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 98.25%
Asset Backed Securities - 9.86%
	Amresco Residential Securities Mortgage Loan Trust
$221,723	Series 1998-1, Class A6, 6.51%, 08/25/2027	$221,171
	Banc One Home Equity Trust,
542,869	Series 1999-2, Class A7, 7.18%, 06/25/2029	549,971
	Bayview Financial Acquisition Trust
1,150,000	Series 2005-B, Class 1A2, 4.70%, 04/28/2039	1,140,007
	Chase Funding Mortgage Loan
1,350,000	Series 2004-1, Class 1A3, 2.98%, 04/25/2026	1,333,796
	Chemical Master Credit Card Trust I,
865,500	Series 1996-3, Class A, 7.09%, 02/15/2009	881,243
	CitiFinancial Mortgage Securities, Inc.:
58,278	Series 2003-2, Class AF2, 2.13%, 05/25/2033	57,962
1,614,527	Series 2003-3, Class AF2, 3.08%, 08/25/2033	1,602,547
	Contimortgage Home Equity Loan Trust:
239,898	Series 1999-1, Class A7, 6.47%, 12/25/2013	239,662
	Countrywide Alternative Loan Trust
825,849	Series 2005-5R, Class A2, 4.75%, 12/25/2018	819,409
	Countrywide Asset-Backed Certificates:
1,475,000	Series 2004-10, Class AF2, 3.32%, 05/25/2022	1,464,316
600,000	Series 2004-9, Class AF2, 3.34%, 09/25/2023	594,411
2,200,000	Series 2005-12, Class 1A2 4.85%, 02/15/2026	2,197,594
	Credit-Based Asset Servicing and Securities
1,500,000	Series 2005-CB1, Class AF4, 4.62%, 01/25/2035	1,466,463
	Delta Funding Home Equity Loan Trust:
374,639	Series 1997-2, Class A6, 7.04%, 06/25/2027	373,711
188,074	Series 1999-1, Class A6F, 6.34%, 12/15/2028	188,414
240,161	Series 1999-2, Class A7F, 7.03%, 08/15/2030	240,405
	Equivantage Home Equity Loan Trust,
88,325	Series 1996-3, Class A3, 7.70%, 09/25/2027	88,108
	Green Tree Financial Corporation:
718,185	Series 1998-4, Class A5, 6.18%, 07/01/2030	713,629
583,724	Series 1999-3, Class A5, 6.16%, 02/01/2031	588,847
	IMC Home Equity Loan Trust
207,141	Series 1998-1, Class A6, 6.52%, 06/20/2029	208,825
	MBNA Credit Card Master Note Trust,
2,500,000	Series 2003-A3, Class A3, 2.93%, 08/15/2010	2,506,790
	New Century Home Equity Loan Trust,
1,681,453	Series 2003-5, Class AI3, 3.56%, 11/25/2033	1,671,935
	Oakwood Mortgage Investors, Inc.,
354,295	Series 1999-B, Class A3, 6.45%, 11/15/2017	330,535
	Renaissance Home Equity Loan Trust,
1,150,000	Series 2004-3, Class AF2, 3.57%, 11/25/2034	1,134,881
	Residential Asset Mortgage Products, Inc.:
987,675	Series 2003-RS9, Class AI3, 3.61%, 10/25/2028	983,053
437,474	Series 2003-RS6, Class AI3, 3.08%, 12/25/2028	434,513
	Residential Asset Securities Corporation:
444,840	Series 2003-KS7, Class AI3, 3.37%, 11/25/2028	443,425
	Salomon Brothers Mortgage Securities VII,
27,276	Series 1997-LB6, Class A6, 6.82%, 12/25/2027	27,302
		22,502,925
Financial - 17.25%
	Allfirst Financial, Inc. Subordinated Notes:
1,300,000	7.20%, 07/01/2007	1,360,281
500,000	6.88%, 06/01/2009	527,170
	American General Finance Corporation Notes,
550,000	4.00%, 03/15/2011	522,270
	American General Finance Corporation Senior Notes,
589,000	8.45%, 10/15/2009	661,972
	AmSouth Bancorporation Subordinated Debentures,
630,000	6.75%, 11/01/2025	713,434
	AmSouth Bank NA Subordinated Notes,
415,000	6.45%, 02/01/2008	431,100
	AMVESCAMP PLC Notes
500,000	5.38%, 02/27/2013	501,742
	Bank of America Corporation Subordinated Notes
225,000	10.20%, 07/15/2015	309,757
	Bank of Oklahoma Subordinated Notes,
350,000	7.13%, 08/15/2007	365,343
	Bank One Corporation Subordinated Notes,
180,000	6.00%, 02/17/2009	185,877
750,000	10.00%, 08/15/2010	907,343
	Bankers Trust Corporation Subordinated Notes,
480,000	7.38%, 05/01/2008	510,207
	CIT Group Company of Canada,
300,000	5.20%, 06/01/2015 (Acquired 05/25/2005, Cost $299,151) * f	297,730
	CIT Group, Inc. Senior Notes,
800,000	3.38%, 04/01/2009	763,525
	Comerica Incorporated Subordinated Notes,
1,336,000	7.25%, 08/01/2007	1,394,306
	Compass Bank Subordinated Notes,
800,000	8.10%, 08/15/2009	894,436
	Countrywide Home Loans, Inc.:
1,000,000	5.50%, 02/01/2007	1,010,876
650,000	4.00%, 03/22/2011	617,491
	Credit Suisse First Boston USA, Inc. Notes,
900,000	6.13%, 11/15/2011	956,160
	Dime Capital Trust,
475,000	9.33%, 05/06/2027	525,780
	First National Bank of Chicago Pass Thru Certificates,
480,562	8.08%, 01/05/2018	564,280
	First National Bank of Omaha Subordinated Notes,
1,100,000	7.32%, 12/01/2010	1,168,511
	FMR Corporation Notes,
775,000	4.75%, 03/01/2013 (Acquired 02/26/2003, Cost $777,068) *	768,409
	General Electric Capital Corporation Notes,
500,000	6.00%, 06/15/2012	532,213
	Genworth Financial Inc. Notes,
1,000,000	5.75%, 06/15/2014	1,047,922
	Goldman Sachs Group, Inc.,
500,000	5.15%, 01/15/2014	500,668
	The Goldman Sachs Group, Inc. Notes,
200,000	6.60%, 01/15/2012	216,812
	Household Finance Corporation Senior Unsubordinated Notes,
1,200,000	6.40%, 06/17/2008	1,251,738
	International Lease Finance Corporation Notes,
300,000	5.70%, 07/03/2006	302,176
	J.P. Morgan Chase & Company Subordinated Notes,
500,000	6.63%, 03/15/2012	543,180
	KeyCorp Subordinated Notes,
1,550,000	6.75%, 03/15/2006	1,565,343
	Lehman Brothers Holdings, Inc. Notes,
700,000	8.50%, 05/01/2007	739,401
596,000	8.50%, 08/01/2015	732,091
	Marsh & McLennan Companies, Inc.
600,000	5.38%, 07/15/2014	580,193
	MBNA Corporation Notes,
600,000	6.13%, 03/01/2013	640,138
	Merrill Lynch & Co., Inc. Senior Unsubordinated Notes,
750,000	5.00%, 02/03/2014	745,914
	Morgan Stanley Dean Witter Debentures,
1,000,000	10.00%, 06/15/2008	1,133,122
	Morgan Stanley Unsubordinated Notes,
300,000	6.75%, 04/15/2011	326,352
	National City Bank of Kentucky Subordinated Notes,
196,000	6.30%, 02/15/2011	210,981
	Nationwide Life Global Fund Notes,
500,000	5.35%, 02/15/2007 (Acquired 02/08/2002; Cost $499,520) *	503,730
	PNC Funding Corporation,
894,000	7.50%, 11/01/2009	981,241
	Protective Life U.S. Funding Notes,
1,200,000	5.88%, 08/15/2006 (Acquired 08/06/2001 and 01/14/2004;	1,212,199
	Cost $699,160 and $530,160 respectively) *
	Rabobank Nederland Senior Notes,
1,200,000	2.70%, 03/15/2007 (Acquired 02/03/2004, Cost $1,199,760) * f	1,164,404
	Residential Capital Corporation Notes
700,000	6.38%, 06/30/2010 (Acquired 06/24/2005, Cost $701,944) * f	709,155
	SAFECO Corporation Notes,
805,000	6.88%, 07/15/2007	831,286
	SAFECO Corporation Senior Notes,
546,000	7.25%, 09/01/2012	612,880
	Santander Central Hispano Insurances: f
325,000	7.00%, 04/01/2006	328,676
150,000	7.63%, 09/14/2010	169,112
500,000	6.38%, 02/15/2011	536,032
	Transamerica Finance Corporation Debentures,
1,160,000	0.00%, 03/01/2010 ^	912,432
	UFJ Bank Ltd/New York Subordinated Notes,
875,000	7.40%, 06/15/2011	970,206
	UFJ Finance Aruba AEC,
350,000	6.75%, 07/15/2013 f	384,319
	Union Planters Corporation Subordinated Notes,
870,000	6.50%, 03/15/2008 (Acquired 05/08/02, 02/12/03, 05/08/03 and 09/22/05;	904,127
	Cost $200,548, $75,169, $413,799 and $236,054, respectively)*
300,000	7.75%, 03/01/2011 *	340,704
	Washington Mutual Capital I
500,000	8.38%, 06/01/2027	537,478
	Washington Mutual Backed Suordinated Notes
500,000	6.88%, 06/15/2011	544,972
	Westdeutsche Landesbank Subordinated Notes
687,000	4.80%, 07/15/2015 f	680,401
		39,349,598
Industrial - 16.24%
	Alcan, Inc. Notes
450,000	5.00%, 06/01/2015	442,534
	America West Airlines, Inc. Pass Thru Certificates
30,365	8.54%, 07/02/2007	28,838
	Anthem, Inc.,
810,000	6.80%, 08/01/2012	893,292
	Auburn Hills Trust Debentures,
225,000	12.38%, 05/01/2020	339,543
	Bellsouth Corporation
300,000	4.75%, 11/15/2012	295,930
	British Telecom PLC Notes, f
750,000	7.88%, 12/15/2005	755,095
575,000	8.38%, 12/15/2010	665,766
	Bunge Ltd. Finance Corporation Notes,
800,000	5.35%, 04/15/2014	803,956
400,000	5.10%, 07/15/2015 (Acquired 07/06/2005, Cost $399,500) *	392,634
	Caesars Entertainment Senior Notes
375,000	7.50%, 09/01/2009	405,221
	Clear Channel Communications, Inc. Notes
1,000,000	5.50%, 09/15/2014	963,863
	Comcast Cable Comm Holdings,
125,000	8.38%, 03/15/2013	147,896
	Continental Airlines, Inc. Pass Thru Certificates
98,857	6.54%, 09/15/2009	93,148
4,749	7.42%, 10/01/2008	4,164
	Cooper Cameron Corporation Senior Notes,
1,155,000	2.65%, 04/15/2007	1,116,359
	Cooper Industries, Inc., Notes
700,000	5.25%, 07/01/2007	706,304
	Delta Air Lines, Inc. Pass Thru Certificates
26,000	Series 2000-1, 7.78%, 05/18/2007	14,755
324,000	9.50%, 11/18/2008 (Acquired 11/24/2004, Cost $324,000) *	243,000
	Deutsche Telekom International Finance BV,
1,000,000	8.50%, 06/15/2010 f	1,133,725
	Dollar General Corporation
300,000	8.63%, 06/15/2010	337,125
	Fiserv, Inc. Notes,
500,000	4.00%, 04/15/2008	487,274
	Ford Capital BV Debentures,
623,000	9.50%, 06/01/2010 f	620,664
	Ford Motor Company Debentures,
300,000	9.22%, 09/15/2021	270,750
	General Electric Company Notes,
500,000	5.00%, 02/01/2013	504,157
	General Motors Acceptance Corporation Notes
1,025,000	7.75%, 01/19/2010	993,539
200,000	6.75%, 12/01/2014	173,969
	General Motors Nova Scotia Finance
550,000	6.85%, 10/15/2008 f	515,198
	Glencore Funding LLC,
950,000	6.00%, 04/15/2014 (Acquired 03/31/2004 & 02/02/2005;	899,948
	Cost $794,280 & $146,738, respectively) *
	Halliburton Company Notes:
475,000	5.63%, 12/01/2008	487,332
625,000	5.50%, 10/15/2010	645,409
	Hanson Australia Funding,
650,000	5.25%, 03/15/2013 f	648,870
	Health Care Service Corporation Notes,
830,000	7.75%, 06/15/2011 (Acquired 06/20/2001; Cost $497,765) *	950,730
	Highmark, Inc. Notes,
400,000	6.80%, 08/15/2013 (Acquired 08/14/2003; Cost $399,088) *	435,454
	Hutchison Whampoa International Ltd.,
975,000	6.25%, 01/24/2014 (Acquired 11/19/2003 and 02/08/2005;	1,030,572
	Cost $749,228 and $244,602 respectively) * f
	Ingersoll-Rand Company Debentures,
1,000,000	6.39%, 11/15/2027 f	1,135,232
	International Paper Company Notes,
105,000	7.63%, 01/15/2007	108,359
	Laboratory Corporation of America Holdings Senior Notes
650,000	5.50%, 02/01/2013	659,050
	Limited Brands, Inc.
500,000	5.25%, 11/01/2014	467,391
	Lion Connecticut Holding
325,000	7.13%, 08/15/2006	332,091
	Marathon Oil Corporation,
350,000	6.00%, 07/01/2012	371,166
	Marathon Oil Corporation Notes
500,000	5.38%, 06/01/2007	505,439
	The May Department Stores Company Debentures,
900,000	8.85%, 03/01/2006	914,467
	MeadWestvaco Corporation Notes,
175,000	2.75%, 12/01/2005	174,466
	Met Life Global Funding Senior Notes
125,000	4.50%, 05/05/2010	123,663
	Northwest Airlines, Inc.
497,999	7.25%, 07/02/2014	64,740
233,501	6.26%, 11/20/2021	233,391
	PCCW Capital II Ltd.,
700,000	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $696,731) * f	723,268
	Pearson Dollar Finance PLC
600,000	5.70%, 06/01/2014 (Acquired 09/28/2005, Cost $618,130) * f	619,342
	Qwest Capital Funding, Inc.:
350,000	7.00%, 08/03/2009	342,125
100,000	7.25%, 02/15/2011	95,250
	Reed Elsevier Capital Notes,
1,000,000	4.63%, 06/15/2012	971,441
	SBC Communications, Inc. Notes,
500,000	5.63%, 06/15/2016	511,126
	Sealed Air Corporation Senior Notes,
650,000	5.38%, 04/15/2008 (Acquired 04/09/2003; Cost $646,490) *	653,183
	Southwest Airlines Company Pass Thru Certificates,
239,199	7.67%, 01/02/2014	250,969
	Sprint Capital Corporation Notes:
875,000	6.00%, 01/15/2007	889,580
	Telus Corporation Notes,
380,000	7.50%, 06/01/2007 f	396,816
	TCI Communications, Inc. Debentures,
325,000	7.88%, 08/01/2013	375,767
300,000	8.75%, 08/01/2015	372,503
	Telecom Italia Capital
1,360,000	4.95%, 09/30/2014 (Acquired 11/30/2004, Cost $1,318,262) * f	1,316,116
	Tele-Communications, Inc. Debentures,
200,000	9.80%, 02/01/2012	245,970
	Time Warner, Inc. Debentures,
838,000	9.13%, 01/15/2013	1,023,237
	Tyco International Group S.A. f
700,000	6.38%, 02/15/2006	704,674
400,000	6.38%, 10/15/2011	426,353
650,000	6.00%, 11/15/2013	686,655
	Union Pacific Corporation Pass Thru Certificates,
257,967	8.66%, 07/02/2011	278,770
	United AirLines, Inc. Pass Thru Certificates:
300,000	10.02%, 03/22/2014 @, ^	142,425
245,275	7.76%, 10/01/2005	125,090
379,780	6.20%, 09/01/2008	365,794
	Viacom, Inc.,
1,000,000	7.70%, 07/30/2010	1,106,157
	Weyerhaeuser Company Notes,
160,000	5.95%, 11/01/2008	165,797
	Willamette Industries, Inc. Notes,
500,000	6.60%, 06/05/2012	528,091
	Yosemite Securities Trust I
325,000	8.25%, 11/15/2004 (Acquired 04/26/2001, Cost $325,599) *, @, ^	185,250
		37,038,218
Utilities - 6.56%
	Baltimore Gas & Electric Company Notes
300,000	5.25%, 12/15/2006	302,446
	Columbia Energy Group Notes, Series E,
750,000	7.32%, 11/28/2010	752,357
	Dominion Resources Inc.
1,000,000	Series C, 5.15%, 07/15/2015	979,037
	Duke Capital LLC Notes,
800,000	5.67%, 08/15/2014	812,423
	Edison Mission Energy Senior Notes,
300,000	9.88%, 04/15/2011	355,500
	Energy Transfer Partners
600,000	5.65%, 08/01/2012 (Acquired 07/26/2005 and 08/10/2005;	590,844
	Cost $499,485 and $99,249 respectively) *
	Exelon Corporation Senior Notes,
300,000	6.75%, 05/01/2011	321,572
	Kiowa Power Partners LLC,
482,281	4.81%, 12/30/2013 (Acquired 11/19/2004; Cost $482,281) *	468,107
	Korea Electric Power Corporation,
300,000	6.75%, 08/01/2027 f	332,256
	MidAmerican Energy Holdings Company Senior Notes,
800,000	4.63%, 10/01/2007	797,594
	National Rural Utilities Cooperative Finance Collateral Trust,
325,000	3.88%, 02/15/2008	319,920
	National Rural Utilities Cooperative Finance Corporation Notes,
925,000	5.75%, 08/28/2009	958,743
	NiSource Finance Corporation,
650,000	7.63%, 11/15/2005	652,390
	ONEOK, Inc. Notes,
375,000	7.75%, 08/15/2006	383,759
	ONEOK, Inc. Senior Notes,
800,000	7.13%, 04/15/2011	878,215
	Pacific Gas and Electric Company 1st Mortgage
800,000	4.80%, 03/01/2014	782,226
	Pepco Holdings, Inc. Notes,
1,000,000	3.75%, 02/15/2006	997,305
	PPL Energy Supply, LLC Senior Notes, Series A
300,000	6.40%, 11/01/2011	322,106
	PSE&G Energy Holdings LLC Senior Notes,
175,000	8.50%, 06/15/2011	188,563
	PSE&G Power LLC:
275,000	7.75%, 04/15/2011	307,919
400,000	5.00%, 04/01/2014	389,004
	RGS (I&M) Funding Corporation Debentures,
841,986	9.82%, 12/07/2022	1,089,715
	Tristate Gen & Trans Assn
350,000	Series 2003, 6.04%, 01/31/2018 (Acquired 10/14/2003; Cost $350,000) *	361,953
	Vectren Utility Holdings,
900,000	6.63%, 12/01/2011	966,741
	The Williams Companies, Inc. Notes,
600,000	8.13%, 03/15/2012	655,500
		14,966,195
Mortgage Backed Securities - 12.65%
	Bank of America Alternative Loan Trust,
516,078	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	509,609
	Citicorp Mortgage Securities, Inc.
1,742,532	5.50%, 10/25/2014	1,751,063
1,734,329	5.50%, 05/25/2015	1,715,786
	Countrywide Home Loans, Inc.:
2,000,000	Series 2003-18, Class A3, 5.25%, 07/25/2033	2,002,422
	Deutsche Mortgage Securities, Inc.
575,268	Series 2004-1, Class 3A3, 3.69%, 09/25/2033	573,162
	Federal Home Loan Mortgage Corporation (FHLMC):
2,048,773	Series 3033, Class LU, 5.50%, 03/15/2013	2,089,748
1,350,000	Series 2592, Class PD, 5.00%, 07/15/2014	1,353,173
1,556,159	Series 2695, Class UA, 5.50%, 09/15/2014	1,544,067
920,667	Series R001, Class AE, 4.38%, 04/15/2015	905,866
37,996	Series 1094, Class K, 7.00%, 06/15/2021	37,992
20,461	Series 1101, Class M, 6.95%, 07/15/2021	20,485
201,248	Series 1136, Class H, 6.00%, 09/15/2021	200,970
78,503	Series 1280, Class B, 6.00%, 04/15/2022	78,395
86,386	Series 1395, Class G, 6.00%, 10/15/2022	86,683
444,279	Series 2531, Class N, 4.00%, 07/15/2027	441,816
	Federal National Mortgage Association (FNMA):
1,000,000	Series 2002-73, Class OC, 5.00%, 04/25/2014	1,003,398
1,500,000	Series 2003-24, Class PC, 5.00%, 11/25/2015	1,500,144
400,000	Series 2002-94, Class BG, 5.00%, 04/25/2016	400,923
122,118	Series 1991-137, Class H, 7.00%, 10/25/2021	127,104
214,195	Series 1992-136, Class PK, 6.00%, 08/25/2022	218,460
143,940	Series 1993-32, Class H, 6.00%, 03/25/2023	145,339
1,311,342	Series 2002-95, Class MD, 5.00%, 07/25/2026	1,313,257
1,379,185	Series 2002-77, Class QP, 5.00%, 09/25/2026	1,381,043
275,599	Series 2003-25, Class PC, 4.50%, 02/25/2027	274,829
51,824	Series 1998-66, Class C, 6.00%, 12/25/2028	52,366
	Federal Gold Loan Mortgage Corporation (FGLMC)
82,188	6.00%, 07/01/2028	83,794
	GMAC Mortgage Corporation Loan Trust
1,900,000	4.39%, 12/25/2025	1,887,878
1,648,189	5.50%, 08/15/2014	1,652,538
	Government National Mortgage Association (GNMA):
550,517	5.50%, 03/16/2013	558,461
1,510,242	4.00%, 02/16/2026	1,504,135
730,102	6.00%, 02/20/2029	736,102
	IMPAC Secured Assets Corporation,
1,000,000	Series 2004-2, Class A3, 5.00%, 08/25/2034	996,109
	Master Alternative Loans Trust
796,116	Series 2004-3, Class 1A1, 5.00%, 03/25/2019	790,396
	Salomon Brothers Mortgage Securities VII,
936,044	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	923,620
		28,861,133
International (U.S. $ Dominated) - 2.26%
	Banco Santander Chile SA,
725,000	7.00%, 07/18/2007 f	749,220
	Corp Andina De Fomento Notes,
275,000	7.38%, 01/18/2011 f	304,337
	Korea Development Bank Notes, f
450,000	4.25%, 11/13/2007	445,567
250,000	4.63%, 09/16/2010	246,639
	Landesbank Baden-Wurttemgerg Subordinated Notes,
700,000	6.35%, 04/01/2012 f	768,026
	National Bank of Hungary Yankee Debentures
350,000	8.88%, 11/01/2013 f	446,985
	PEMEX Project Funding Master Trust: f
275,000	6.13%, 08/15/2008	283,250
1,625,000	9.13%, 10/13/2010	1,901,250
		5,145,274
Municipal Bonds - 0.89%
	Tobacco Settlement Financing Corporation:
350,000	Series 2001-A, Class A, 5.92%, 06/01/2012	348,110
876,475	Series 2001-A, Class A, 6.36%, 05/15/2025	885,021
	Toll Road Inv. Part II
1,046,000	0.00%, 02/15/2011 (Acquired 09/28/2004; Cost $782,046) *, ^	800,678
		2,033,809
U.S. Government Agency - 21.78%
	Federal Home Loan Mortgage Corporation (FHLMC):
25,650,000	4.13%, 07/12/2010	25,230,161
	Federal National Mortgage Association (FNMA):
22,125,000	7.25%, 01/15/2010	24,439,474
		49,669,635
U.S. Treasury Obligations - 10.76%
	U.S. Treasury Bonds:
350,000	9.88%, 11/15/2015	505,203
11,375,000	9.25%, 02/15/2016	15,911,225
		16,416,428
	U.S. Treasury Note:
5,475,000	6.00%, 08/15/2009	5,822,537
1,325,000	3.50%, 12/15/2009	1,288,872
1,050,000	3.25%, 01/15/2009	1,019,690
		8,131,099
		24,547,527
	TOTAL LONG-TERM INVESTMENTS (Cost $225,140,343)	224,114,314
SHORT-TERM INVESTMENTS - 0.90%
Money Market Funds -0.90%
Shares
2,061,993	Investment Company Cash Reserve Portfolio - AIM Fund	2,061,993
	TOTAL SHORT TERM INVESTMENTS (Cost $2,061,993)	2,061,993
	Total Investments (Cost $227,202,336) - 99.15%	226,176,307
	Other Assets in Excess of Liabilities - 0.85%	1,933,581
	TOTAL NET ASSETS - 100.00%	$228,109,888

*	Unregistered Security
@	Security default
^	Non-income producing security
f	Foreign Security

Baird Aggregate Bond Fund
Schedule of Investments
September 30, 2005 (unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS- 98.28%
Asset Backed Securities - 13.49%
	Advanta Business Card Master Trust,
$225,000	Series 2003-B, Class A, 2.95%, 12/20/2008	$225,503
	Advanta Mortgage Loan Trust,
130,391	Series 1999-2, 6.82%, 04/25/2014	131,085
	Banc One Home Equity Trust,
390,187	Series 1999-2, Class A7, 7.18%, 06/25/2029	395,292
	Bear Stearns Asset Backed Securities Trust,
500,817	Series 2003-AC1, Class A1, 4.10%, 05/25/2033	493,775
	Chase Credit Card Master Trust,
2,300,000	Series 2003-6, Class A, 2.92%, 02/15/2011	2,306,989
	CitiFinancial Mortgage Securities, Inc.:
79,470	Series 2003-2, Class AF2, 2.13%, 05/25/2033	79,039
500,000	Series 2003-2, Class AF3, 3.04%, 05/25/2033	494,818
	Contimortgage Home Equity Loan Trust:
282,233	Series 1999-1, Class A7, 6.47%, 12/25/2013	281,956
14,921	Series 1997-2, Class A9, 7.09%, 04/15/2028	14,948
2,925	Series 1997-3, Class A9, 7.12%, 08/15/2028	2,931
159,017	Series 1999-3, Class A8, 4.32%, 05/25/2029	159,412
	Countrywide Asset-Backed Certificates:
1,500,000	Series 2004-15, Class AF6, 4.61%, 04/25/2035	1,455,189
1,300,000	Series 2005-1, Class AF6, 5.03%, 07/25/2035	1,298,665
1,500,000	Series 2005-10, Class AF2, 4.49%, 02/25/2036	1,487,695
	Credit Based Asset Servicing and Securities,
1,000,000	Series 2005-CB1, Class AF4, 4.62%, 01/25/2035	977,642
	Daimler Chrysler Master Owner Trust,
600,000	Series 2004-A, Class A, 2.84%, 01/15/2009	600,135
	Equivantage Home Equity Loan Trust,
93,521	Series 1996-3, Class A3, 7.70%, 09/25/2027	93,291
	GE Capital Mortgage Services, Inc.:
23,087	Series 1997-H3, Class A6, 6.72%, 10/25/2027	23,031
39,620	Series 1997-HE4, Class A7, 6.74%, 12/25/2027	39,522
273,508	Series 1999-HE1, Class A7, 6.27%, 04/25/2029	276,494
	Green Tree Financial Corporation:
340,662	Series 1993-3, Class A7, 6.40%, 10/15/2018	344,167
284,621	Series 1993-4, Class A5, 7.05%, 01/15/2019	293,268
15,978	Series 1995-4, Class A5, 6.95%, 06/15/2025	16,283
6,995	Series 1997-1, Class A5, 6.86%, 03/15/2028	7,256
293,941	Series 1997-6, Class A8, 7.07%, 01/15/2029	305,850
395,002	Series 1998-4, Class A5, 6.18%, 04/01/2030	392,496
	Household Automobile Trust,
420,000	Series 2003-1, 2.22%, 11/17/2009	409,835
	IMC Home Equity Loan Trust,
60,497	Series 1997-5, Class A10, 6.88%, 11/20/2028	60,674
	MBNA Credit Card Master Note Trust,
525,000	Series 2003-A3, Class A3, 2.93%, 08/15/2010	526,426
	New Century Home Equity Loan Trust,
1,050,908	Series 2003-5, Class AI3, 3.56%, 11/25/2033	1,044,959
	Oakwood Mortgage Investors, Inc.,
177,147	Series 1999-B, Class A3, 6.45%, 11/15/2017	165,268
	RAAC Series,
750,000	Series 2004-SP1, Class AI2, 4.38%, 01/25/2022	742,510
	Residential Asset Mortgage Products, Inc.:
674,107	Series 2003-RS11, Class AI3, 3.56%, 08/25/2028	671,590
145,584	Series 2003-RS5, Class AI3, 2.59%, 10/25/2028	145,097
691,187	Series 2004-RS1, Class AI3, 3.41%, 06/25/2028	688,350
205,854	Series 2004-RS3, Class AI2, 3.05%, 06/25/2029	204,544
1,035,000	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	1,041,789
1,000,000	Series 2005-RS1, Class AI6, 4.71%, 11/25/2034	986,807
	Residential Asset Securities Corporation:
1,000,000	Series 2004-KS7, Class AI2, 3.51%, 05/25/2024	989,227
1,250,000	Series 2004-KS2, Class AI3, 3.02%, 05/25/2029	1,230,747
183,466	Series 1999-KS1, Class AI8, 6.32%, 04/25/2030	183,008
437,394	Series 1999-KS2, Class AI8, 7.15%, 07/25/2030	436,148
250,000	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	243,431
	Salomon Brothers Mortgage Securities VII,
38,642	Series 1997-LB6, Class A6, 6.82%, 12/25/2027	38,678
		22,005,820
Commercial Mortgage-Backed Securities - 1.22%
	GE Capital Commercial Mortgage Corporation,
1,200,000	Series 2002-3A, Class AR, 5.00%, 12/10/2037	1,207,924
	GMAC Commercial Mortgage Securities, Inc.,
250,000	Series 2003-C1, Class A2, 4.08%, 05/10/2036	237,288
	Mach One Trust,
550,000	Series 2004-1A, Class A2, 4.78%, 05/28/2040 (Acquired 07/12/2004;	545,911
	Cost $555,349) *	1,991,123

Financial - 11.63%
	Allfirst Financial, Inc. Subordinated Notes,
400,000	7.20%, 07/01/2007	418,548
	American General Finance Corporation Senior Notes,
600,000	8.45%, 10/15/2009	674,335
	AmSouth Bancorporation Subordinated Debentures,
200,000	6.75%, 11/01/2025	226,487
	AMVESCAMP PLC, Notes
275,000	5.38%, 02/27/2013 f	275,958
300,000	BAC Capital Trust VI,
	5.63%, 03/08/2035	292,203
	Bank of America Corporation, Subordinated Notes,
315,000	10.20%, 07/15/2015	433,659
	Bank of Oklahoma Subordinated Notes,
400,000	7.13%, 08/15/2007	417,535
	Bank One Corporation Subordinated Notes,
219,000	10.00%, 08/15/2010	264,944
	CIT Group Company of Canada,
325,000	5.20%, 06/01/2015 (Acquired 05/25/2005, Cost $324,080) * f	322,541
	CIT Group, Inc. Senior Notes,
300,000	7.75%, 04/02/2012	343,899
	Citigroup, Inc. Subordinated Notes,
590,000	5.00%, 09/15/2014 (Acquired 09/16/2004; Cost $ 575,737) *	586,815
	Countrywide Home Loans Inc.,
175,000	5.63%, 07/15/2009	179,243
	Credit Suisse First Boston USA, Inc. Notes,
375,000	6.13%, 11/15/2011	398,400
	Dime Capital Trust,
1,070,000	9.33%, 05/06/2027	1,184,388
	Dresdner Bank-New York Subordinated Debentures,
175,000	7.25%, 09/15/2015	202,189
	First Empire Capital Trust II,
300,000	8.28%, 06/01/2027	324,072
	First National Bank of Chicago Pass Thru Certificates,
696,815	8.08%, 01/05/2018	818,207
	First National Bank of Omaha Subordinated Notes,
675,000	7.32%, 12/01/2010	717,041
	First Union Capital,
460,000	7.94%, 01/15/2027	492,782
	FMR Corporation Notes,
250,000	4.75%, 03/01/2013 (Acquired 02/26/2003, Cost $250,618) *	247,874
	The Goldman Sachs Group, Inc. Notes,
150,000	6.60%, 01/15/2012	162,609
	HSBC Bank PLC Subordinated Notes,
355,000	6.95%, 03/15/2011 f	397,982
	J.P. Morgan Chase & Company Notes,
900,000	5.88%, 03/15/2035	880,971
	KeyCorp Institution:
300,000	7.83%, 12/01/2026	319,985
400,000	8.25%, 12/15/2026	429,534
	Liberty Mutual Insurance Notes,
565,000	7.70%, 10/15/2097 (Acquired 03/26/2003, Cost $361,982) *	574,447
	Marsh & McLennan Companies, Inc.,
300,000	5.38%, 07/15/2014	290,097
	Morgan Stanley Subordinated Notes,
400,000	4.75%, 04/01/2014	385,906
	PNC Financial Services,
1,000,000	Series C, 8.88%, 03/15/2027	1,094,703
	Residential Capital Corporation,
700,000	6.88%, 06/30/2015 (Acquired 06/21/2005, Cost $695,573) *	732,488
	Santander Central Hispano Issuances,
350,000	7.63%, 09/14/2010 f	394,595
	SLM Corporation Notes,
500,000	5.63%, 08/01/2033	513,380
	Transamerica Capital II,
200,000	7.65%, 12/01/2026 (Acquired 10/21/2003, Cost $216,762) *	233,398
	UFJ Bank Ltd/New York, Subordinated Notes,
275,000	7.40%, 06/15/2011	304,922
	UFJ Finance Aruba AEC,
225,000	6.75%, 07/15/2013	247,062
	Union Planters Corporation Subordinated Notes,
350,000	7.75%, 03/01/2011	397,488
	Washington Mutual Capital I,
280,000	8.38%, 06/01/2027	300,988
	Washington Mutual, Inc. Subordinated Notes,
200,000	8.25%, 04/01/2010	224,438
	Westdeutsche Landesbank Subordinated Notes,
1,534,000	4.80%, 07/15/2015	1,519,266
	Willis Group NA,
750,000	5.63%, 07/15/2015	745,175
		18,970,554
Industrial - 11.04%
	Alcan, Inc.,
500,000	5.75%, 06/01/2035 f	491,572
	AOL Time Warner, Inc.:
400,000	7.63%, 04/15/2031	468,612
175,000	7.70%, 05/01/2032	207,187
	AT&T Wireless Services, Inc. Senior Notes,
250,000	8.75%, 03/01/2031	337,449
	Auburn Hills Trust Debentures,
302,000	12.38%, 05/01/2020	455,742
	British Telecom PLC,
450,000	8.88%, 12/15/2030 f	610,395
	Bunge Ltd. Finance Corporation Notes,
500,000	5.35%, 04/15/2014	502,472
	Caesars Entertainment Senior Notes,
275,000	7.50%, 09/01/2009	297,162
	ConAgra Foods, Inc. Subordinated Notes,
500,000	9.75%, 03/01/2021	686,125
	Continental Airlines, Inc. Pass Thru Certificates:
51,480	6.80%, 07/02/2007	47,922
497,840	6.90%, 01/02/2018	486,583
77,232	6.54%, 09/15/2008	72,772
173,684	8.31%, 10/02/2012	149,536
	Delta Air Lines, Inc. Pass Thru Certificates:
19,000	7.78%, 05/18/2007	10,783
231,000	9.50%, 11/18/2008 (Acquired 11/24/2004, Cost $231,000) *	173,250
	Deutsche Telekom International Finance BV,
250,000	8.75%, 06/15/2030 f	322,755
	Duty Free Promissory Note,
4,577	0.00%, 11/10/2013 (Acquired 11/1/02013; Cost $1,602) *, **, ^	1,831
	FedEx Corp. Pass Thru Certificates,
158,146	6.85%, 07/15/2020	172,153
	Ford Capital BV Debentures,
475,000	9.50%, 06/01/2010	473,219
	Ford Motor Company Debentures,
403,000	9.22%, 09/15/2021	363,707
	General Motors Acceptance Corporation Notes:
100,000	7.25%, 03/02/2011	92,989
150,000	6.75%, 12/01/2014	130,477
	Glencore Funding LLC,
625,000	6.00%, 04/15/2014 (Acquired 03/31/2004 and 01/26/2005;	592,071
	Cost $496,425 and $122,281 respectively) *
	Halliburton Company Notes,
350,000	5.50%, 10/15/2010	361,429
	Hanson Australia Funding,
100,000	5.25%, 03/15/2013 f	99,826
	Health Care Service Corporation Notes,
500,000	7.75%, 06/15/2011 (Acquired 06/20/2001and 06/20/2001;	572,729
	Cost $199,106 and 342,441, respectively) *
	Highmark, Inc. Notes,
275,000	6.80%, 08/15/2013 (Acquired 08/14/2003, Cost $274,373) *	299,375
	Hutchison Whampoa International Ltd.,
625,000	6.25%, 01/24/2014 (Acquired 06/02/2004	660,623
	and 02/08/2005; Cost $335,195) * f
	ICI North America Debentures,
449,000	8.88%, 11/15/2006	468,479
	Knight-Ridder, Inc.,
650,000	5.75%, 09/01/2017	642,767
	Marathon Oil Corporation,
100,000	6.00%, 07/01/2012	106,048
	The May Department Stores Companies Debentures,
503,750	9.75%, 02/15/2021	632,967
	Northwest Airlines, Inc.,
444,642	7.25%, 07/02/2014	57,803
172,652	8.07%, 04/01/2021	173,241
	Northwest Airlines, Inc. Pass Thru Certificates,
29,967	Series 1991-C, 8.13%, 08/01/2015	5,394
	Pactiv Corporation,
320,000	7.95%, 12/15/2025	380,018
	PCCW Capital II Ltd.,
400,000	6.00%, 07/15/2013 (Acquired 07/10/2003, Cost $398,132) * f	413,296
	Qwest Capital Funding, Inc.:
300,000	7.00%, 08/03/2009	293,250
200,000	7.25%, 02/15/2011	190,500
	Sealed Air Corporation Senior Notes,
250,000	5.38%, 04/15/2008 (Acquired 04/09/2003, Cost $248,650) *	251,224
	Sprint Capital Corporation:
125,000	7.63%, 01/30/2011	139,876
200,000	8.75%, 03/15/2032	268,186
	TCI Communications Inc.,
680,000	7.88%, 08/01/2013	786,219
	Telecom Italia Capital,
1,000,000	4.95%, 09/30/2014 * f	967,732
	Tyco International Group S.A., f
175,000	6.38%, 10/15/2011	186,529
300,000	6.00%, 11/15/2013	316,918
	United Air Lines, Inc. Pass Thru Certificates:
269,803	7.76%, 04/01/2007 @, ^	137,599
113,934	6.20%, 03/01/2010	109,738
	US Airways Pass Thru Certificate,
249,712	Series 1998-1, 6.85%, 07/30/2019	248,417
	Viacom, Inc.,
675,000	7.70%, 07/30/2010	746,656
	Wal-Mart Stores,
1,000,000	5.25%, 09/01/2035	967,735
	The Walt Disney Company Notes,
195,000	5.62%, 12/01/2008	194,808
	Waste Management Inc. Notes,
175,000	7.00%, 10/15/2006	178,812
		18,004,958
Utilities - 4.58%
	Aquila, Inc.,
300,000	7.63%, 11/15/2009	313,500
	Duke Capital LLC Notes,
200,000	5.67%, 08/15/2014	203,106
	Edison Mission Energy Senior Notes,
250,000	9.88%, 04/15/2011	296,250
	Energy Transfer Partners,
750,000	5.65%, 08/01/2012 (Acquired 07/26/2005, Cost $499,485) *	738,555
	Exelon Corporation Senior Notes,
300,000	6.75%, 05/01/2011	321,572
	Kiowa Power Partners LLC,
289,369	4.81%, 12/30/2013 (Acquired 11/19/2004; Cost $289,368) *	280,864
	Korea Electric Power Corporation: f
100,000	7.75%, 04/01/2013	116,812
365,000	6.75%, 08/01/2027	404,244
	MidAmerican Energy Holdings Company Senior Notes,
750,000	7.63%, 10/15/2007	790,754
	ONEOK, Inc. Senior Notes,
425,000	7.13%, 04/15/2011	466,552
	Pacific Gas & Electric Company,
350,000	6.05%, 03/01/2034	364,137
	PPL Energy Supply, LLC Senior Notes,
300,000	6.40%, 11/01/2011	322,106
	PSE&G Energy Holdings LLC Senior Notes,
175,000	8.50%, 06/15/2011	188,562
	PSE&G Power LLC:
250,000	7.75%, 04/15/2011	279,926
350,000	5.00%, 04/01/2014	340,379
	RGS (I&M) Funding Corporation Debentures,
544,815	9.82%, 12/07/2022	705,110
	Tristate Gen & Trans Assn,
200,000	6.04%, 01/31/2018 (Acquired 10/14/2003; Cost $200,000) *	206,830
	Vectren Utility Holdings,
500,000	6.63%, 12/01/2011	537,079
	The Williams Companies, Inc. Notes,
550,000	8.13%, 03/15/2012	600,875
		7,477,213
Mortgage Backed Securities - 33.44%
	Bank of America Alternative Loan Trust:
917,835	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	916,445
1,190,950	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	1,176,020
1,511,159	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	1,521,049
	Chase Mortgage Finance Corporation,
1,043,764	Series 2003-S13, Class A11, 5.50%, 11/25/2033	1,050,424
	Citicorp Mortgage Securities, Inc.,
905,831	Series 2004-3, Class A2, 5.25%, 05/25/2034	903,919
	Countrywide Alternative Loan Trust,
1,500,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	1,503,985
	Deutsche Mortgage Securities, Inc.,
112,798	Series 2004-1, Class 3A3, 3.69%, 09/25/2033	112,385
	Federal Gold Loan Mortgage Corporation (FGLMC):
90,167	7.00%, 07/01/2028	94,362
263,102	6.50%, 04/01/2029	271,402
	Federal Home Loan Mortgage Corporation (FHLMC):
438,134	6.50%, 07/01/2014	452,648
319,667	6.00%, 05/01/2017	328,563
1,141,632	5.50%, 11/01/2022	1,149,905
998,745	5.50%, 07/01/2023	1,005,776
626,786	Series 2695, Class UA, 5.50%, 09/15/2014	621,916
920,667	Series R001, Class AE, 4.38%, 04/15/2015	905,866
883,393	Series 2857, Class VA, 5.00%, 09/15/2015	882,559
1,150,000	Series 2539, Class QB, 5.00%, 09/15/2015	1,153,988
250,000	Series 2533, Class PC, 5.00%, 10/15/2017	250,808
382,473	Series 206, Class E, 0.00%, 07/15/2019	378,355
162,289	Series 1074, Class I, 6.75%, 05/15/2021	162,066
227,623	Series 1081, Class K, 7.00%, 05/15/2021	227,596
256,041	Series 141, Class D, 5.00%, 05/15/2021	255,582
87,286	Series 1101, Class M, 6.95%, 07/15/2021	87,390
314,224	Series 188, Class H, 7.00%, 09/15/2021	313,577
168,034	Series 1286, Class A, 6.00%, 05/15/2022	167,802
199,925	Series 2531, Class N, 4.00%, 07/15/2027	198,817
165,678	Series 2141, Class N, 5.55%, 11/15/2027	166,784
575,000	Series 2664, Class LG, 5.50%, 07/15/2028	578,677
	Federal National Mortgage Association (FNMA):
1,965,324	5.50%, 07/01/2015	1,997,049
756,325	5.50%, 12/01/2016	767,913
663,786	5.00%, 10/01/2017	662,768
739,817	5.00%, 11/01/2017	738,682
1,149,236	5.00%, 12/01/2017	1,147,473
1,560,013	5.00%, 02/01/2018	1,557,619
615,699	5.00%, 06/01/2018	614,830
825,262	5.00%, 10/01/2018	823,659
1,175,780	5.50%, 01/01/2023	1,183,466
1,082,033	5.50%, 07/01/2023	1,089,022
192,394	5.00%, 10/01/2023	190,032
216,673	6.50%, 02/01/2029	223,784
334,417	5.50%, 01/01/2032	334,675
1,112,913	5.50%, 07/01/2033	1,113,429
699,650	5.00%, 11/01/2033	686,533
1,208,388	5.50%, 02/01/2035	1,208,476
1,253,819	5.50%, 03/01/2035	1,253,662
1,000,000	Series 2002-73, Class OC, 5.00%, 04/25/2014	1,003,397
1,175,000	Series 2002-82, Class XC, 5.00%, 05/25/2014	1,178,543
525,000	Series 2003-4, Class PC, 5.00%, 12/25/2014	525,940
356,373	Series 2002-70, Class PL, 5.00%, 04/25/2015	356,820
1,000,000	Series 2003-27, Class OJ, 5.00%, 07/25/2015	1,000,104
1,150,000	Series 2002-94, Class MC, 5.00%, 08/25/2015	1,150,492
500,000	Series 2003-24, Class PC, 5.00%, 11/25/2015	500,048
1,000,000	Series 2003-18, Class GB, 5.00%, 03/25/2016	1,001,153
154,085	Series 2002-56, Class MC, 5.50%, 09/25/2017	155,211
98,432	Series 1989-37, Class G, 8.00%, 07/25/2019	103,954
138,547	Series 1989-94, Class G, 7.50%, 12/25/2019	145,389
12,771	Series 1990-58, Class J, 7.00%, 05/25/2020	13,292
58,478	Series 1990-105, Class G, 7.00%, 09/25/2020	60,081
164,221	Series 1990-105, Class J, 6.50%, 09/25/2020	169,601
54,844	Series 1991-1, Class G, 7.00%, 01/25/2021	56,380
141,336	Series 1991-86, Class Z, 6.50%, 07/25/2021	146,009
492,970	Series 2003-28, Class KA, 4.25%, 03/25/2022	475,269
60,508	Series G92-30, Class Z, 7.00%, 06/25/2022	62,172
104,207	Series 1992-150, Class MA, 5.50%, 09/25/2022	105,474
174,100	Series 1993-58, Class H, 5.50%, 04/25/2023	175,972
1,125,000	Series 2003-17, Class QR, 4.50%, 11/25/2025	1,122,786
215,069	Series 1998-66, Class C, 6.00%, 12/25/2028	217,320
1,250,000	Series 2003-31, Class KG, 4.50%, 12/25/2028	1,251,804
170,897	Series 2003-44, Class AB, 3.75%, 05/25/2033	166,135
	Government National Mortgage Association (GNMA):
850,000	4.49%, 04/16/2023	831,863
120,323	4.00%, 02/16/2026	119,868
136,878	6.50%, 08/15/2027	142,761
220,461	6.00%, 09/16/2028	220,707
107,542	6.00%, 12/20/2028	109,976
800,000	4.66%, 04/16/2029	784,585
253,701	6.50%, 06/15/2029	264,491
99,828	7.00%, 11/15/2029	105,040
875,604	6.00%, 11/20/2033	894,307
	Impac CMB Trust,
168,242	Series 2004-4, Class 2A2, 5.25%, 09/25/2034	166,805
	Master Alternative Loans Trust,
1,567,163	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	1,569,200
	Residential Accredit Loans, Inc.,
1,048,615	Series 2004-QS6, Class A1, 5.00%, 05/25/2019	1,040,690
	Residential Funding Mortgage Security I,
800,000	Series 2003-S11, Class A2, 4.00%, 06/25/2018	758,520
	Salomon Brothers Mortgage Securities VII,
312,015	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	307,873
	Structured Asset Securities Corporation,
1,500,000	Series 2004-11XS, Class 1A3A, 4.76%, 06/25/2034	1,496,264
120,576	Series 2004-16XS, Class A2, 4.91%, 08/25/2034	119,717
	Wachovia Bank Commercial Mortgage Trust,
800,000	Series 2003-C3, Class A2, 4.87%, 02/15/2035	797,125
	Washington Mutual, Inc. Pass-Thru Certificates,
1,252,819	5.00%, 06/25/2019	1,245,836
		54,550,712
International (U.S. $ Dominated) - 1.42%
	Corp Andina De Fomento Notes,
50,000	7.38%, 01/18/2011 f	55,334
	Hydro Quebec,
125,000	11.75%, 02/01/2012 f	172,170
	Landesbank Baden-Wurttemberg Subordinated Notes,
175,000	6.35%, 04/01/2012 f	192,007
	National Bank of Hungary Yankee Debentures,
510,000	8.88%, 11/01/2013 f	651,321
	PEMEX Project Funding Master Trust: f
75,000	6.13%, 08/15/2008	77,250
450,000	9.13%, 10/13/2010	526,500
	United Mexican States Notes, f
150,000	9.88%, 02/01/2010	178,425
400,000	7.50%, 04/08/2033	464,000
		2,317,007
Municipal Bonds - 0.49%
	Tobacco Settlement Financing Corporation:
180,000	Series 2001-A, Class A, 5.92%, 06/01/2012	179,028
610,351	Series 2001-A, Class A, 6.36%, 05/15/2025	616,302
		795,330
U.S. Government Agency Issues - 11.05%
	Federal National Mortgage Association (FNMA),
16,325,000	7.25%, 01/15/2010	18,032,742
		18,032,742
U.S. Treasury Obligations - 9.92%
	U.S. Treasury Bonds:
5,075,000	9.25%, 02/15/2016	7,098,854
7,600,000	6.25%, 08/15/2023	9,087,639
		16,186,493
	TOTAL LONG-TERM INVESTMENTS (Cost $160,197,255)	160,331,952

SHORT TERM INVESTMENTS - 0.50%
Money Market Funds - 0.50%
Shares
821,386	Investment Company Cash Reserve Portfolio - AIM Fund	821,386
	TOTAL SHORT TERM INVESTMENTS (Cost $821,386)	821,386
	Total Investments (Cost $161,018,641) - 98.78%	161,153,338
	Other Assets in Excess of Liabilities - 1.22%	1,984,060
	TOTAL NET ASSETS - 100.00%	$163,137,398

*	Unregistered Security
**	Fair Valued Security
@	Security in Default
^	Non-Income Producing
f	Foreign Security

Baird Intermediate Municipal Bond Fund
Schedule of Investments
September 30, 2005 (unaudited)

Principal
Amount		Value
MUNICIPAL BONDS - 94.87%
Alabama - 0.94%
	Mobile Alabama,
460,000	6.20%, 02/15/2007 (ETM)	$ 476,220
California - 2.04%
	Golden State Tobacco Securitization Corporation
500,000	6.25%, 06/01/2033	554,795
	Santa Rosa California Hospital Revenue,
400,000	10.30%, 03/01/2011 (ETM)	480,284
		1,035,079
Colorado - 5.38%
	Adams County Colorado Single Family Mortgage Revenue
2,000,000	8.88%, 08/01/2012 (Pre-refunded to 08-01-2012)	2,608,980
	Colorado Springs Colorado Utilities Revenue,
115,000	5.80%, 11/15/2010 (ETM)	122,023
		2,731,003
Delaware - 3.42%
	Delaware State Economic Development Authority Revenue,
1,500,000	6.75%, 01/01/2013 (ETM)	1,737,180
Florida - 1.58%
	Jacksonville Florida Health Facility Authority Hospital Revenue,
300,000	11.50%, 10/01/2012 (ETM)	444,822
	Orange County Florida Health Revenue,
325,000	8.75%, 10/01/2009 (ETM)	358,605
		803,427
Georgia - 2.46%
	Fulton County Georgia Hospital Authority Revenue,
1,020,000	7.88%, 10/01/2013 (ETM)	1,248,092
Hawaii - 7.07%
	Honolulu Hawaii City & County
3,245,000	5.25%, 03/01/2017 (Pre-refunded to 03/01/2013)	3,592,475
Illinois - 5.45%
	Chicago Illinois Metropolitan Water Reclamation District General Obligation,
1,440,000	7.00%, 12/01/2010 (ETM)	1,689,869
	Lake County Community High School District No 128
1,000,000	5.00%, 01/01/2013	1,081,180
		2,771,049
Indiana - 2.19%
	Baugo Indiana School Building Corporation
745,000	5.50%, 01/15/2012 (AMBAC Insured)	829,170
	Indiana Toll Road Commission,
215,000	9.00%, 01/01/2015 (ETM)	284,045
		1,113,215
Iowa - 3.44%
	Des Moines Iowa Metropolitan Wastewater Reclamation Authority,
1,010,000	5.00%, 06/01/2015 (MBIA Insured)	1,095,537
	Muscatine Iowa Electric Revenue,
585,000	6.70%, 01/01/2013 (ETM)	652,924
		1,748,461
Louisiana - 5.92%
	Denham Springs-Livingston Housing and Mortgage Finance Authority,
745,000	7.20%, 08/01/2010 (ETM)	870,607
	Houma-Terrebonne Public Trust Financing Authority,
400,000	7.30%, 04/01/2010 (ETM)	462,312
	Jefferson Parish Louisiana Home Mortgage Authority,
1,450,000	7.10%, 08/01/2010 (ETM)	1,675,083
		3,008,002
Minnesota - 1.55%
	Western Minnesota Municipal Power Agency,
695,000	6.38%, 01/01/2016 (ETM)	785,267
Mississippi - 2.05%
	Mississippi Housing Financial Corporation,
600,000	0.00%, 06/01/2015 (ETM)	392,640
	Mississippi State,
610,000	6.20%, 02/01/2008 (ETM)	647,832
		1,040,472
New Jersey - 2.29%
	New Jersey State Transit Trust,
400,000	5.00%, 06/15/2017 (Pre-refunded to 06-15-2009)	425,600
	New Jersey State Turnpike Authority: (ETM)
577,000	6.75%, 01/01/2009	582,643
130,000	6.50%, 01/01/2016	153,884
		1,162,127
New York - 2.10%
	Triborough Bridge & Tunnel Authority,
1,000,000	5.25%, 01/01/2014 (ETM)	1,065,090
Ohio - 0.37%
	Miamisburg Ohio Water Revenue,
160,000	7.00%, 11/15/2016 (ETM)	188,982
Oklahoma - 5.50%
	Tulsa County Oklahoma Home Financing Authority Single
	Family Mortgage Revenue,
2,360,000	6.90%, 08/01/2011 (ETM)	2,795,562
Pennsylvania - 6.85%
	Philadelphia Pennsylvania Gas Works,
850,000	7.00%, 05/15/2020 (ETM)	1,034,527
	Pittsburgh Pennsylvania Water & Sewer Authority,
1,405,000	7.25%, 09/01/2014 (ETM)	1,639,452
	Wilson Pennsylvania Area School District,
1,000,000	0.00%, 05/15/2011 (AMBAC Insured)	805,590
		3,479,569
South Carolina - 0.65%
	Greenville South Carolina Waterworks Revenue,
285,000	7.00%, 02/01/2010 (ETM)	327,878
South Dakota - 1.73%
	Heartland Consumers Power District,
755,000	7.00%, 01/01/2016 (ETM)	879,069
Tennessee - 4.72%
	Metropolitan Government Nashville & Davidson County Tennessee H&E,
520,000	6.10%, 07/01/2010 (ETM)	556,759
	Metropolitan Government Nashville & Davidson County Tennessee Water &
	Sewer Revenue,
1,545,000	6.50%, 12/01/2014 (ETM)	1,839,260
		2,396,019
Texas - 21.40%
	Barbers Hill Texas Independent School District General Obligation (PSF Guaranteed)
1,125,000	5.00%, 02/15/2017	1,212,075
	Bell County Texas General Obligation
1,195,000	5.00%, 02/15/2012 (FSA Insured)	1,287,899
	Copperas Cove Texas Independent School District
1,000,000	5.00%, 08/15/2016 (PSF Guaranteed)	1,081,630
	Houston Texas Sewer System Revenue,
1,920,000	9.38%, 10/01/2013 (ETM)	2,500,205
	Lufkin Texas Independent School District
1,735,000	5.00%, 08/15/2015 (PSF Guaranteed)	1,874,043
	Sam Rayburn Texas Municipal Power Agency,
730,000	6.00%, 09/01/2010 (ETM)	796,101
	Socorro Texas Independent School District
575,000	5.25%, 08/15/2012 (PSF Guaranteed)	630,367
	Texas Public Building Authority Revenue,
345,000	7.13%, 08/01/2011 (ETM)	395,812
	University of Houston Texas
1,000,000	5.25%, 02/15/2012 (FSA Insured)	1,093,020
		10,871,152
Utah - 1.47%
	Salt Lake City Utah Hospital Revenue,
605,000	8.13%, 05/15/2015 (ETM)	744,943
Washington - 4.30%
	Clark County School District No. 037
1,025,000	5.13%, 12/01/2011	1,106,457
	Washington State
1,000,000	5.00%, 09/01/2013 (FGIC Insured)	1,076,660
		2,183,117
	TOTAL MUNICIPAL BONDS (Cost $47,014,025)	48,183,450
SHORT TERM INVESTMENTS - 3.83%
Money Market Funds - 3.83%
Shares
1,946,820	Tax Free Investment Company Cash Reserve Portfolio - AIM Fund	1,946,820
	TOTAL SHORT TERM INVESTMENTS (Cost $1,946,820)	1,946,820
	Total Investments (Cost $48,960,845) - 98.70%	50,130,270
	Other Assets in Excess of Liabilities - 1.30%	658,931
	TOTAL NET ASSETS - 100.00%	$ 50,789,201

ETM	Escrowed to Maturity

Baird Core Plus Bond Fund
Schedule of Investments
September 30, 2005 (unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 98.26%
Asset Backed Securities - 9.32%
	Bear Stearns Asset Backed Securities Trust,
$111,293	Series 2003-AC1, Class A1, 4.10%, 05/25/2033	$109,728
	Chase Credit Card Master Trust,
600,000	Series 2003-6, Class A, 2.92%, 02/15/2011	601,823
	GMAC Mortgage Corporation Loan Trust,
140,000	Series 2004-HE5, Class A3, 3.97%, 09/25/2034	137,901
	Green Tree Financial Corporation:
475,798	Series 1998-4, Class A5, 6.18%, 12/01/2017	472,779
55,963	Series 1997-1, Class A5, 6.86%, 03/15/2028	58,044
	MBNA Credit Card Master Note Trust,
300,000	Series 2003-A9, Class A9, 2.72%, 02/15/2011	301,058
	New Century Home Equity Loan Trust,
252,218	Series 2003-5, Class AI3, 3.56%, 11/25/2033	250,790
	Oakwood Mortgage Investors, Inc.,
101,227	Series 1999-B, Class A3, 6.45%, 11/15/2017	94,439
	Residential Asset Mortgage Products, Inc.:
234,472	Series 2003-RS11, Class AI3, 3.56%, 08/25/2028	233,597
58,234	Series 2003-RS5, Class AI3, 2.59%, 10/25/2028	58,039
300,000	Series 2003-RS10, Class AI7, 4.85%, 11/25/2033	300,240
	Residential Asset Securities Corporation,
450,000	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	438,175
		3,056,613
Commercial Mortgage-Backed Securities - 1.38%
	GE Capital Commercial Mortgage Corporation,
300,000	Series 2002-3A, Class AR, 5.00%, 12/10/2037	301,981
	Mach One Trust,
150,000	Series 2004-1A, Class A2, 4.78%, 05/28/2040 (Acquired 07/12/04; Cost $151,459) *	148,885
		450,866
Financial - 8.98%
	AMVESCAP, Inc. Senior Notes,
175,000	5.90%, 01/15/2007 f	177,152
	American General Finance Corporation Senior Notes,
200,000	8.45%, 10/15/2009	224,778
	CIT Group, Inc. Senior Notes,
175,000	3.38%, 04/01/2009	167,021
	Countrywide Home Loans, Inc.,
100,000	6.25%, 04/15/2009	104,154
	First National Bank of Omaha Subordinated Notes,
350,000	7.32%, 12/01/2010	371,799
	First Union Capital,
250,000	7.94%, 01/15/2027	267,816
	Liberty Mutual Insurance Notes,
375,000	7.70%, 10/15/2097 (Acquired 03/26/2003; Cost $239,982) *	381,270
	Marsh & Mclennan Companies, Inc.,
100,000	5.38%, 07/15/2014	96,699
	Met Life Global Funding I Notes,
50,000	4.75%, 06/20/2007 (Acquired 09/15/2004; Cost $51,534) *	50,094
	PNC Funding Corporation,
175,000	6.13%, 02/15/2009	182,439
	Principal Financial Group (AU) Senior Notes,
100,000	8.20%, 08/15/2009 (Acquired 09/16/2005; Cost $111,908) * f	110,879
	Residential Capital Corporation Notes,
100,000	6.38%, 06/30/2010 (Acquired 06/24/2005; Cost $100,280) *	101,308
	Transamerica Capital II,
100,000	7.65%, 12/01/2026 (Acquired 10/21/2003; Cost $108,381) *	116,699
	Washington Mutual Capital I,
457,000	8.38%, 06/01/2027	491,255
	Wharf International Finance Ltd,
100,000	7.63%, 03/13/2007 f	103,758
		2,947,121
Industrial - 20.46%
	America West Airlines, Pass Thru Certificates,
40,059	8.54%, 07/02/2007	38,044
	AOL Time Warner, Inc.,
300,000	7.63%, 04/15/2031	351,459
	AT&T Wireless Services, Inc. Senior Notes,
100,000	8.75%, 03/01/2031	134,980
	Atlas Air, Inc. Pass Thru Certificates,
588,686	8.71%, 07/02/2021	609,732
	Best Foods Notes,
75,000	Series C, 6.15%, 01/15/2006	75,307
	Bunge Ltd. Finance Corporation Notes,
150,000	5.35%, 04/15/2014	150,742
100,000	5.10%, 07/15/2015 (Acquired 07/06/2005; Cost $99,875) *	98,159
	The Burlington Northern and Santa Fe Railway Company Pass Thru Certificates,
56,227	7.42%, 03/23/2010	58,709
	Clear Channel Communications,
375,000	4.50%, 01/15/2010	360,242
	Continental Airlines, Inc. Pass Thru Certificates:
78,936	6.80%, 07/02/2007	73,480
76,282	6.90%, 01/02/2018	74,557
3,653	7.42%, 10/01/2008	3,203
	Cox Communications Inc. Notes,
100,000	7.88%, 08/15/2009	109,706
	Delta Air Lines, Inc.,
462,000	9.50%, 11/18/2008 (Acquired 11/24/2004; Cost $324,000) *	346,500
	Delta Air Lines, Inc. Pass Thru Certificates,
38,000	Series 2000-1, 7.78%, 05/18/2007	21,565
	Deutsche Telekom International Finance BV,
100,000	8.75%, 06/15/2030 f	129,102
	Devon Energy Corporation Debentures,
25,000	10.25%, 11/01/2005	25,101
	Dollar General Corporation,
250,000	8.63%, 06/15/2010	280,937
	Duty Free Promissory Note,
18,881	0.00%, 11/10/2013 (Acquired 11/10/2003; Cost $6,608), *,**,^	7,552
	Ford Motor Company Debentures,
400,000	9.22%, 09/15/2021	361,000
	General Motors Acceptance Corporation Notes,
75,000	6.75%, 01/15/2006	75,392
150,000	6.75%, 12/01/2014	130,477
	General Motors Nova Scotia Finance Company,
175,000	6.85%, 10/15/2008 f	163,926
	Glencore Funding LLC,
150,000	6.00%, 04/15/2014 (Acquired 03/31/2004; Cost $148,928) *	142,097
	Halliburton Company Notes,
100,000	5.50%, 10/15/2010	103,265
	Health Care Service Corporation Notes,
100,000	7.75%, 06/15/2011 (Acquired 01/26/2005; Cost $115,000) *	114,546
	Hutchison Whampoa International Ltd.,
150,000	6.25%, 01/24/2014 (Acquired 06/23/2005; Cost $161,474) * f	158,549
	The May Department Stores Companies Debentures,
271,250	9.75%, 02/15/2021	340,828
	Northwest Airlines, Inc.,
533,570	7.25%, 07/02/2014	69,364
	Northwest Airlines, Inc. Pass Thru Certificates,
98,412	8.07%, 04/01/2021	98,747
	PCCW Capital II Ltd.,
200,000	6.00%, 07/15/2013 (Acquired 07/10/2003, Cost $199,066) * f	206,648
	Southwest Airlines Company Pass Thru Certificates,
273,370	7.67%, 01/02/2014	286,822
	Sprint Capital Corporation,
100,000	8.75%, 03/15/2032	134,093
	Sungard Data Systems Inc. Notes,
250,000	3.75%, 01/15/2009	229,375
	TCI Communications Inc.,
175,000	7.88%, 08/01/2013	202,336
	Time Warner Entertainment Senior Notes,
25,000	8.88%, 10/01/2012	29,892
	Tyco International Group S.A.,
50,000	6.00%, 11/15/2013 f	52,820
	United AirLines, Inc. Pass Thru Certificates,
640,879	6.20%, 09/01/2008	617,278
	Univision Communication, Inc.,
83,000	3.50%, 10/15/2007	80,550
	Viacom, Inc.,
150,000	7.70%, 07/30/2010	165,924
		6,713,006
Utilities - 5.78%
	Edison Mission Energy Senior Notes,
300,000	9.88%, 04/15/2011	355,500
	Energy Transfer Partners,
150,000	5.65%, 08/01/2012 (Acquired 08/12/05, Cost $148,874) *	147,711
	Kiowa Power Partners LLC,
96,456	4.81%, 12/30/2013 (Acquired 11/19/2004; Cost $100,000) *	93,621
	ONEOK, Inc. Senior Notes,
400,000	7.13%, 04/15/2011	439,108
	Pacific Gas & Electric Company 1st Mortgage,
50,000	6.05%, 03/01/2034	52,020
	PSE&G Energy Holdings LLC Senior Notes,
200,000	8.50%, 06/15/2011	215,500
	PSI Energy, Inc. Debentures,
50,000	7.85%, 10/15/2007	52,927
	RGS (I&M) Funding Corporation Debentures,
297,172	9.82%, 12/07/2022	384,605
	Tristate Gen & Trans Assn,
100,000	Series 2003, 6.04%, 01/31/2018 (Acquired 10/14/2003; Cost $100,000) *	103,415
	Williams Cos. Inc. Notes,
50,000	7.13%, 09/01/2011	52,375
		1,896,782
Mortgage Backed Securities - 32.33%
	Bank of America Alternative Loan Trust,
266,675	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	268,420
	Federal Gold Loan Mortgage Corporation (FGLMC):
143,850	6.00%, 05/01/2017	147,853
110,166	6.50%, 09/01/2028	113,674
180,800	6.50%, 12/01/2028	186,558
131,648	6.50%, 05/01/2029	135,801
134,494	6.50%, 06/01/2029	138,736
	Federal Home Loan Mortgage Corporation (FHLMC):
276,200	Series R001, Class AE, 4.38%, 04/15/2015	271,760
400,000	Series 2567, Class OD, 5.00%, 08/15/2015	401,051
450,000	Series 2539, Class QB, 5.00%, 09/15/2015	451,560
34,990	Series 1053, Class G, 7.00%, 03/15/2021	34,986
68,863	Series 136, Class E, 6.000%, 04/15/2021	68,708
300,000	Series 2673, Class NC, 5.50%, 05/15/2021	307,494
285,545	Series 2804, Class VC, 5.00%, 07/15/2021	282,864
58,959	Series 1122, Class G, 7.00%, 08/15/2021	58,879
137,408	Series 1186, Class I, 7.00%, 12/15/2021	140,818
250,000	Series 2598, Class QC, 4.50%, 06/15/2027	247,793
177,712	Series 2531, Class N, 4.00%, 07/15/2027	176,727
	Federal National Mortgage Association (FNMA):
390,003	5.00%, 02/01/2018	389,405
275,087	5.00%, 10/01/2018	274,553
273,559	5.00%, 11/01/2018	273,028
207,812	5.50%, 03/01/2023	209,154
367,502	5.50%, 07/01/2023	369,875
86,895	6.50%, 09/01/2028	89,746
150,531	6.50%, 02/01/2029	155,471
300,975	5.50%, 01/01/2032	301,207
326,663	5.50%, 02/01/2035	326,686
290,908	5.50%, 02/01/2035	290,929
400,000	Series 2002-82, Class XC, 5.00%, 05/25/2014	401,206
450,000	Series 2002-74, Class TC, 5.00%, 03/25/2015	451,398
129,590	Series 2002-70, Class PL, 5.00%, 04/25/2015	129,753
350,000	Series 2002-57, Class PE, 5.50%, 09/25/2015	353,404
300,000	Series 2003-16, Class PC, 5.00%, 10/25/2015	300,077
26,644	Series 1989-94, Class G, 7.50%, 12/25/2019	27,959
34,562	Series 1990-15, Class J, 7.00%, 02/25/2020	35,582
93,419	Series 1990-76, Class G, 7.00%, 07/25/2020	96,900
22,239	Series 1991-21, Class J, 7.00%, 03/25/2021	22,853
76,498	Series 1992-129, Class L, 6.00%, 07/25/2022	78,020
166,431	Series 1993-32, Class H, 6.00%, 03/25/2023	168,048
208,920	Series 1993-58, Class H, 5.50%, 04/25/2023	211,166
450,000	Series 2003-31, Class KG, 4.50%, 12/25/2028	450,649
82,000	Series 2003-44, Class AB, 3.75%, 05/25/2033	79,715
	Government National Mortgage Association (GNMA):
250,000	4.49%, 04/16/2023	244,665
153,988	6.50%, 08/15/2027	160,606
248,691	6.00%, 12/20/2028	254,319
92,289	6.50%, 01/20/2029	95,718
85,469	6.50%, 02/20/2029	88,645
300,000	4.66%, 04/16/2029	294,219
233,494	6.00%, 11/20/2033	238,482
	Master Alternative Loans Trust,
308,684	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	309,085
		10,606,205
International (U.S. $ Dominated) - 1.43%
	PEMEX Project Funding Master Trust,
400,000	9.13%, 10/13/2010	468,000
		468,000
Taxable Municipal Bonds - 0.62%
	Tobacco Settlement Financing Corporation,
202,486	Series 2001-A, Class A, 6.36%, 05/15/2025	204,460
		204,460

U.S. Government Agency - 4.71%
	Federal National Mortgage Association (FNMA),
1,400,000	7.25%, 01/15/2010	1,546,453
		1,546,453
U.S. Treasury Obligations - 13.25%
	U.S. Treasury Bonds:
500,000	9.25%, 02/15/2016	699,395
3,050,000	6.25%, 08/15/2023	3,647,013
		4,346,408
	TOTAL LONG-TERM INVESTMENTS (Cost $32,467,887)	32,235,914

SHORT TERM INVESTMENTS - 4.32%
Money Market Fund - 4.32%
Shares
1,417,638	Investment Company Cash Reserve Portfolio- AIM Fund	1,417,638
	TOTAL SHORT TERM INVESTMENTS (Cost $1,417,638)	1,417,638
	Total Investments (Cost $33,775,525) - 102.58%	33,653,552
	Liabilities in Excess of Other Assets - (2.58)%	(846,840)
	TOTAL NET ASSETS - 100.00%	$32,806,712

*	Unregistered security
**	Fair Valued Security
^	Non-income Producing Security
f	Foreign Security

Baird Short-Term Bond Fund
Schedule of Investments
September 30, 2005 (unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 98.24%
Asset Backed Securities - 13.82%
	Advanta Business Card Master Trust,
$150,000	Series 2003-B, Class A, 2.95%, 12/20/2008	$150,335
	Americredit Automobile Receivables Trust,
35,274	Series 2001-B, Class A4, 5.37%, 06/06/2008	35,282
	AESOP Funding II LLC,
400,000	Series 2005-1A, Class A1, 3.95%, 04/20/2008	393,848
	Bayview Financial Acquisition Trust,
500,000	Series 2005-B, Class 1A2, 4.70%, 04/28/2039	495,655
	Capital One Multi-Asset Execution Trust,
250,000	Series 2003-A1, Class A1, 3.20%, 01/15/2009	250,452
	Chase Manhatten Auto Owner Trust,
120,000	Series 2003-C, Class A4, 2.94%, 06/15/2010	117,170
	Chemical Master Credit Card Trust I:
475,000	Series 1996-3, Class A, 7.09%, 02/15/2009	483,640
850,370	Series 1996-2, Class A, 5.98%, 09/15/2008	854,502
	CitiFinancial Mortgage Securities, Inc.:
162,471	Series 2003-2, Class AF2, 2.13%, 05/25/2033	161,590
310,796	Series 2003-3, Class AF2, 3.08%, 08/25/2033	308,490
	CNH Equipment Trust,
400,000	Series 2005-A, Class A3, 4.02%, 04/15/2009	396,623
	Countrywide Asset-Backed Certificates:
330,000	Series 2004-10, Class AF2, 3.32%, 05/25/2022	327,610
400,000	Series 2004-9, Class AF2, 3.34%, 09/25/2023	396,274
105,000	Series 2004-7, Class AF2, 3.32%, 12/25/2023	104,492
1,000,000	Series 2005-10, Class AF2, 4.49%, 02/25/2036	991,797
1,153,000	Series 2005-12, Class 1A2 4.85%, 02/25/2036	1,151,739
	Ford Credit Auto Owner Trust,
500,000	Series 2005-B, Class A4, 4.38%, 01/15/2010	497,525
	Household Automobile Trust,
175,000	2.22%, 11/17/2009	170,765
	MBNA Credit Card Master Note Trust,
300,000	Series 2003-A3, Class A3, 2.93%, 08/15/2010	300,815
	New Century Home Equity Loan Trust,
630,545	Series 2003-5, Class AI3, 3.56%, 11/25/2033	626,976
	Renaissance Home Equity Loan Trust,
500,000	Series 2004-3, Class AF2, 3.57%, 11/25/2034	493,427
	Residential Asset Mortgage Products, Inc.:
95,946	Series 2003-RS9, Class AI3, 3.61%, 10/25/2028	95,497
140,000	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	140,918
	Residential Asset Securities Corporation:
274,634	Series 2003-KS5, Class AI3, 2.28%, 07/25/2028	272,809
596,717	Series 2003-KS9, Class AI3, 3.25%, 12/25/2028	589,114
1,000,000	Series 2004-KS2, Class AI3, 3.02%, 05/25/2029	984,598
750,000	Series 2003-KS10, Class AI3, 3.25%, 05/25/2029	745,733
	Residential Funding Mortgage Securities,
600,000	Series 2003-HS3, Class AI2, 3.15%, 07/25/2018	591,098
		12,128,774
Financial - 18.52%
	ABN-AMRO Bank NV,
880,000	7.00%, 04/01/2008	930,149
	Ahmanson Capital Trust I Bonds,
250,000	8.36%, 12/01/2026 (Acquired 08/25/2005, Cost $270,187) *	268,608
	Allfirst Financial, Inc. Subordinated Notes,
380,000	7.20%, 07/01/2007	397,621
	American General Finance Corporation Notes,
140,000	4.50%, 11/15/2007	139,499
	Bank of Oklahoma Subordinated Notes,
594,000	7.13%, 08/15/2007	620,039
	Bank United Notes,
251,000	8.00%, 03/15/2009	275,606
	Bankers Trust Corporation Subordinated Notes,
472,000	7.38%, 05/01/2008	501,704
	BB&T Corporation Subordinated Notes,
110,000	7.25%, 06/15/2007	114,612
	Bear Stearns & Co. Inc. Notes,
400,000	7.80%, 08/15/2007	422,736
	Block Financial Corporation Notes,
623,000	8.50%, 04/15/2007	657,125
	BNY Capital I Notes,
1,000,000	7.97%, 12/31/2026 Series B	1,072,456
	Capital One Bank Notes,
500,000	4.88%, 05/15/2008	500,395
	Chubb Corp. Senior Notes,
100,000	7.13%, 12/15/2007	105,121
	CIT Group Inc. Senior Notes,
210,000	5.50%, 11/30/2007	213,488
	Citicorp Capital II Notes,
500,000	8.02%, 02/15/2027	539,110
	Citicorp Subordinated Notes,
200,000	7.00%, 07/01/2007	207,915
	Citifinancial Debentures,
250,000	10.00%, 05/15/2009	291,921
	Comerica Inc. Subordinated Notes,
675,000	7.25%, 08/01/2007	704,458
	Credit Suisse First Boston USA Inc. Senior Notes,
537,000	6.50%, 06/01/2008	559,149
	Franchise Finance Corporation Notes,
200,000	7.07%, 01/15/2008	211,440
	Heller Financial, Inc. Notes,
75,000	6.38%, 03/15/2006	75,690
	HSBC Finance Corp. Notes,
400,000	6.88%, 03/01/2007	411,512
	ING Security Life Institutional Funding Notes,
500,000	2.70%, 02/15/2007 (Acquired 05/26/2005; Cost $488,370) *	484,789
	J.P. Morgan & Co. Incorporated Subordinated Notes,
200,000	6.70%, 11/01/2007	207,488
	Key Bank, NA Subordinated Notes,
325,000	6.50%, 10/15/2027	337,343
	KeyCorp Subordinated Notes,
100,000	6.75%, 03/15/2006	100,990
200,000	7.50%, 06/15/2006	203,887
	Lehman Brothers Holdings, Inc. Notes,
203,000	8.50%, 05/01/2007	214,426
400,000	3.50%, 08/07/2008	387,929
	MBNA Corporation Notes,
500,000	6.25%, 01/17/2007	509,392
	MBNA Europe Funding PLC,
500,000	3.88%, 09/07/2007 (Acquired 08/30/2005; Cost $500,000) * f	499,772
	Merrill Lynch & Co, Inc.,
180,000	7.00%, 01/15/2007	185,431
	Met Life Global Funding I Notes,
200,000	4.75%, 06/20/2007 (Acquired 02/11/2005; Cost $203,862) *	200,377
	Morgan Stanley Group, Inc. Debentures,
200,000	8.33%, 01/15/2007	209,061
	PNC Financial Services Subordinated Notes,
633,000	9.65%, 06/15/2009	733,773
	Principal Life Global:
150,000	5.13%, 06/28/2007 (Acquired 12/28/2004, Cost $154,880) *	150,688
275,000	3.63%, 04/30/2008 (Acquired 08/17/2005, Cost $268,735) *	267,893
	Protective Life U.S. Funding Notes,
125,000	5.88%, 08/15/2006 (Acquired 01/18/2005; Cost $129,410) *	126,271
	Reliastar Financial Notes,
300,000	8.00%, 10/30/2006	308,740
	Republic New York Corporation Subordinated Notes,
155,000	9.70%, 02/01/2009	177,952
	SAFECO Corporation Senior Notes,
487,000	6.88%, 07/15/2007	502,903
	Santander Financial Insurances,
300,000	7.25%, 05/30/2006 f	305,149
	Transamerica Corporation Debentures,
200,000	9.38%, 03/01/2008	219,070
	Washington Mutual, Inc. Notes,
162,000	7.50%, 08/15/2006	165,647
	Wells Fargo & Company Subordinated Notes,
313,000	6.25%, 04/15/2008	325,050
	Westdeutsche Landesbank Subordinated Notes,
211,000	4.80%, 07/15/2015	208,973
		16,253,348
Industrial - 17.82%
	BellSouth Telecommunication Debentures,
150,000	5.88%, 01/15/2009	155,081
	Bell Telephone Co. Pennsylvania Debentures,
306,000	7.38%, 07/15/2007	319,056
	British Telecommunications PLC Notes,
300,000	7.88%, 12/15/2005 f	302,038
	Bunge Limited Finance Corporation,
375,000	4.38%, 12/15/2008	369,608
	Cadbury Schweppes U.S. Finance Notes,
700,000	3.88%, 10/01/2008 (Acquired 08/30/2005, Cost $685,854) *	682,915
	Caremark RX Inc. Senior Notes,
420,000	7.38%, 10/01/2006	429,875
	Clear Channel Communication Senior Notes,
500,000	3.13%, 02/01/2007	487,783
	Comcast Cable Communications, Inc. Notes,
200,000	6.20%, 11/15/2008	207,704
	Conagra Foods, Inc. Notes,
300,000	6.00%, 09/15/2006	303,760
	Cooper Cameron Corporation Senior Notes,
386,000	2.65%, 04/15/2007	373,086
	Corning Inc. Notes,
600,000	6.30%, 03/01/2009	621,172
	Devon Energy Corporation Debentures,
279,000	10.13%, 11/15/2009	329,245
	Ford Motor Credit Company Senior Notes,
300,000	4.95%, 01/15/2008	285,491
	France Telecom SA Notes,
600,000	7.20%, 03/01/2006 f	606,961
	General Motors Acceptance Corporation Notes,
200,000	6.75%, 01/15/2006	201,046
200,000	6.13%, 09/15/2006	200,635
250,000	6.13%, 08/28/2007	246,099
	Halliburton Company Notes,
225,000	5.63%, 12/01/2008	230,841
	Harrahs Operating Company Inc.,
260,000	7.13%, 06/01/2007	269,278
	The Hertz Corporation Senior Notes,
310,000	6.50%, 05/15/2006	311,937
	ICI North America Debentures,
700,000	8.88%, 11/15/2006	730,369
	International Paper Company Notes:
500,000	7.00%, 08/15/2006	507,991
250,000	7.63%, 01/15/2007	257,998
	Johnson Controls Inc. Notes,
600,000	6.30%, 02/01/2008	619,595
	Marathon Oil Corporation Notes:
310,000	5.38%, 06/01/2007	313,372
463,000	6.85%, 03/01/2008	485,435
	MeadWestvaco Corporation Notes,
200,000	2.75%, 12/01/2005	199,390
	News America Holdings,
450,000	7.38%, 10/17/2008	480,320
	Southwestern Bell Telephone Company Notes,
402,000	6.63%, 07/15/2007	414,910
	Sprint Capital Corporation Notes:
175,000	6.00%, 01/15/2007	177,916
500,000	6.38%, 05/01/2009	524,979
	Telecom Italia Capital,
300,000	4.00%, 11/15/2008 f	292,714
	Telus Corporation Notes,
686,000	7.50%, 06/01/2007 f	716,357
	Time Warner Companies, Inc.,
255,000	8.18%, 08/15/2007	270,217
	Tyco International Group S.A.,
600,000	6.38%, 02/15/2006 f	604,006
	Union Pacific Corporation,
217,000	6.40%, 02/01/2006	218,272
	Univision Communication, Inc.,
600,000	3.50%, 10/15/2007	582,289
	Viacom, Inc.,
500,000	5.63%, 05/01/2007	506,258
	Waste Management Inc. Notes,
784,000	7.00%, 10/15/2006	801,075
		15,637,074
Utilities - 6.47%
	American Electric Power Notes,
391,000	6.13%, 05/15/2006	394,801
	Baltimore Gas & Electric,
300,000	5.25%, 12/15/2006	302,446
	FPL Group Capital, Inc. Notes,
189,000	7.63%, 09/15/2006	194,332
	Indiana Michigan Power Company Senior Notes,
220,000	Series C, 6.13%, 12/15/2006	223,492
	Jersey Central Power & Light Company 1st Mortgage,
211,000	6.85%, 11/27/2006	215,857
	MidAmerican Energy Holdings Company Senior Notes:
200,000	4.63%, 10/01/2007	199,399
575,000	7.63%, 10/15/2007	606,245
	NiSource Finance Corporation,
360,000	7.63%, 11/15/2005	361,324
	ONEOK, Inc. Notes,
600,000	7.75%, 08/15/2006	614,014
	PanEnergy Corporation Notes,
220,000	7.00%, 10/15/2006	223,621
	Pepco Holdings, Inc. Notes,
475,000	3.75%, 02/15/2006	473,720
	Progress Energy, Inc. Senior Notes,
500,000	6.75%, 03/01/2006	504,454
	PSEG Power LLC,
300,000	6.88%, 04/15/2006	303,583
	Public Service Electric & Gas Co. Notes,
200,000	6.25%, 01/01/2007	204,191
	System Energy Resources 1st Mortgage,
860,000	4.88%, 10/01/2007	856,387
		5,677,866
International (U.S. $ Dominated) - 1.91%
	Export-Import Bank Korea Notes,
175,000	4.63%, 03/16/2010 f	172,928
	Government Backed Trusts,
750,000	Series T-1, 0.00%, 11/15/2006 ^	715,586
	Korea Development Bank Notes,
600,000	3.88%, 03/02/2009 f	582,463
	PEMEX Project Funding Master Trust,
200,000	6.13%, 08/15/2008 f	206,000
		1,676,977
Mortgage Backed Securities - 8.23%
	Bank of America Alternative Loan Trust,
1,407,348	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	1,405,217
	Citicorp Mortgage Securities, Inc.:
308,227	Series 2003-11, Class 2A8, 5.50%, 12/25/2033	309,753
905,831	Series 2004-3, Class A2, 5.25%, 05/25/2034	903,919
319,225	Series 2004-4, Class A2, 5.25%, 06/25/2034	311,803
	Deutsche Alternative Securities Inc. Mortgage,
1,000,000	Series 2005-4, Class A2, 5.05%, 09/25/2035	994,589
	Federal Home Loan Mortgage Corporation (FHLMC):
183,818	Series 2548, Class HA, 4.50%, 01/15/2010	182,856
245,276	Series 2835, Class VK, 5.50%, 11/15/2012	247,800
750,000	Series 3033, Class LU, 5.50%, 03/15/2013	765,000
200,000	Series 2592, Class PD, 5.00%, 07/15/2014	200,470
272,154	Series 2789, Class VM, 5.50%, 04/15/2015	276,438
	Federal National Mortgage Association (FNMA):
200,000	Series 2003-4, Class PC, 5.00%, 12/25/2014	200,358
1,175,000	Series 2003-24, Class LC, 5.00%, 12/25/2015	1,175,619
250,000	Series 2002-94, Class BG, 5.00%, 04/25/2016	250,577
		7,224,399
U.S. Government Agency Issues - 21.93%
	Federal Home Loan Bank (FHLB):
1,000,000	4.70%, 10/07/2010	992,418
	Federal Home Loan Mortgage Corporation (FHLMC):
700,000	6.63%, 09/15/2009	753,064
	Federal National Mortgage Association (FNMA):
11,675,000	2.38%, 02/15/2007	11,366,663
2,425,000	5.75%, 02/15/2008	2,496,292
2,400,000	7.25%, 01/15/2010	2,651,062
969,809	5.50%, 07/01/2015	985,464
		19,244,963
U.S. Treasury Obligations - 7.73%
	U.S. Treasury Notes:
2,075,000	3.00%, 12/31/2006	2,045,658
3,850,000	3.25%, 08/15/2008	3,752,849
1,000,000	3.38%, 02/28/2007	989,062
		6,787,569
Municipal Bonds - 1.81%
	Erie, Pennsylvania General Obligation,
300,000	5.60%, 11/15/2007	303,441
	New Jersey Economic Development Authority, ETM,
450,000	0.00%, 02/15/2007 ^	423,666
	Redding, California Redevelopment Agency Tax Allocation,
605,000	6.00%, 09/01/2010	628,879
	Tobacco Settlement Financing Corporation,
231,413	Series 2001-A, Class A, 6.36%, 05/15/2025	233,669
		1,589,655
	TOTAL LONG-TERM INVESTMENTS (Cost $87,071,757)	86,220,625
SHORT TERM INVESTMENTS - 1.59%
Money Market Fund - 1.59%
Shares
1,394,086	Investment Company Cash Reserve Portfolio- AIM Fund	1,394,086
	TOTAL SHORT TERM INVESTMENTS (Cost $1,394,086)	1,394,086
	Total Investments (Cost $88,465,843) - 99.83%	87,614,711
	Other Assets in Excess of Liabilities - 0.17%	150,162
	TOTAL NET ASSETS - 100.00%	$87,764,873

*	Unregistered security
ETM	Escrow to maturity
^	Non-Income Producing Security
f	Foreign Security

Baird LargeCap Fund
Schedule of Investments
September 30, 2005 (unaudited)

Shares		Value
	COMMON STOCKS - 97.4%
	Air Freight & Logistics - 2.2%
20,457	United Parcel Service, Inc. - Class B	$1,414,193
	Beverages - 2.7%
31,100	PepsiCo, Inc.	1,763,681
	Biotechnology - 7.3%
31,464	Amgen, Inc. (a)	2,506,737
26,700	Genentech, Inc. (a)	2,248,407
		4,755,144
	Chemicals - 2.4%
32,500	Praxair, Inc.	1,557,725
	Commercial Banks - 2.4%
26,802	Wells Fargo & Company	1,569,793
	Communications Equipment - 2.0%
71,400	Cisco Systems, Inc. (a)	1,280,202
	Computers & Peripherals - 2.8%
54,300	Dell, Inc. (a)	1,857,060
	Diversified Financial Services - 1.5%
22,196	Citigroup, Inc.	1,010,362
	Electrical Equipment - 3.5%
31,600	Emerson Electric Company	2,268,880
	Food & Staples Retailing - 6.2%
42,300	Sysco Corporation	1,326,951
34,400	Walgreen Company	1,494,680
28,150	Wal-Mart Stores, Inc.	1,233,533
		4,055,164
	Health Care Equipment & Supplies - 6.2%
43,700	Medtronic, Inc.	2,343,194
24,800	Zimmer Holdings, Inc. (a)	1,708,472
		4,051,666
	Health Care Providers & Services - 2.4%
31,800	Caremark Rx, Inc. (a)	1,587,774
	Hotels Restaurants & Leisure - 2.0%
26,200	Starbucks Corporation (a)	1,312,620
	Household Products - 3.5%
38,300	Procter & Gamble Company	2,277,318
	Industrial Conglomerates - 3.5%
68,000	General Electric Company	2,289,560
	Insurance - 2.3%
34,000	AFLAC, Incorporated	1,540,200
	Internet & Catalog Retail - 3.0%
47,200	eBay, Inc. (a)	1,944,640
	IT Services - 2.3%
32,920	Fiserv, Inc. (a)	1,510,040
	Machinery - 3.2%
25,100	Illinois Tool Works, Inc.	2,066,483
	Media - 2.4%
33,400	The McGraw-Hill Companies, Inc.	1,604,536
	Multiline Retail - 3.1%
39,700	Target Corporation	2,061,621
	Oil & Gas - 7.0%
30,000	Apache Corporation	2,256,600
36,400	Exxon Mobil Corporation	2,312,856
		4,569,456
	Pharmaceuticals - 8.6%
37,500	Abbott Laboratories	1,590,000
26,400	Johnson & Johnson	1,670,592
70,500	Teva Pharmaceutical Industries Ltd. - ADR f	2,356,110
		5,616,702
	Semiconductor & Semiconductor Equipment - 3.6%
46,968	Intel Corporation	1,157,761
28,000	Maxim Integrated Products, Inc.	1,194,200
		2,351,961
	Software - 2.9%
73,000	Microsoft Corporation	1,878,290
	Specialty Retail - 8.4%
50,025	Best Buy Co, Inc.	2,177,588
41,856	Home Depot, Inc.	1,596,388
80,250	Staples, Inc.	1,710,930
		5,484,906
	TOTAL COMMON STOCKS (Cost $54,473,001)	63,679,977

	SHORT TERM INVESTMENTS - 2.7%
	Money Market Funds - 2.7%
1,785,983	Investment Company Cash Reserve Portfolio-
	AIM Fund	1,785,983
	TOTAL SHORT TERM INVESTMENTS (Cost $1,785,983)	1,785,983
	Total Investments (Cost $56,258,984) - 100.1%	65,465,960
	Liabilities in Excess of Other Assets - (0.1)%	(80,582)
	TOTAL NET ASSETS - 100.0%	$65,385,378

ADR	American Depository Receipt
(a)	Non-Income Producing
f	Foreign security

Baird MidCap Fund
Schedule of Investments
September 30, 2005 (unaudited)

Shares		Value
	COMMON STOCKS - 98.1%
	Air Freight & Logistics - 1.6%
26,880	C.H. Robinson Worldwide, Inc.	$1,723,546
	Auto Components - 2.3%
57,055	Autoliv, Inc.	2,481,893
	Capital Markets - 4.4%
82,728	Eaton Vance Corporation	2,053,309
81,765	Investors Financial Services Corp.	2,690,068
		4,743,377
	Commercial Banks - 6.0%
74,485	East West Bancorp, Inc.	2,535,469
70,424	TCF Financial Corporation	1,883,842
39,814	Wintrust Financial Corporation	2,001,052
		6,420,363
	Commercial Services & Supplies - 2.0%
36,816	Stericycle, Inc. (a)	2,104,034
	Communications Equipment - 1.7%
170,110	Tellabs, Inc. (a)	1,789,557
	Electrical Equipment - 4.1%
51,561	Rockwell Automation, Inc.	2,727,577
43,784	Roper Industries, Inc.	1,720,273
		4,447,850
	Electronic Equipment & Instruments - 3.1%
56,582	CDW Corporation	3,333,811
	Energy Equipment & Services - 8.1%
50,900	BJ Services Company	1,831,891
32,555	Cooper Cameron Corporation (a)	2,406,791
48,590	Patterson-UTI Energy, Inc.	1,753,127
82,834	Smith International, Inc.	2,759,201
		8,751,010
	Food & Staples Retailing - 2.8%
84,740	United Natural Foods, Inc. (a)	2,996,406
	Health Care Equipment & Supplies - 13.7%
151,262	Cytyc Corporation (a)	4,061,385
71,501	Gen-Probe, Incorporated (a)	3,535,725
34,220	Kyphon Inc. (a)	1,503,627
44,794	ResMed, Inc. (a)	3,567,842
50,593	Varian Medical Systems, Inc. (a)	1,998,929
		14,667,508
	Health Care Providers & Services - 4.2%
42,615	Patterson Companies, Inc. (a)	1,705,878
47,960	Pharmaceutical Product Development, Inc. (a)	2,758,180
		4,464,058
	Hotels Restaurants & Leisure - 5.5%
107,693	Applebees International, Inc.	2,228,168
57,430	The Cheesecake Factory Incorporated (a)	1,794,113
43,139	PF Chang's China Bistro, Inc. (a)	1,933,922
		5,956,203
	Household Durables - 2.1%
22,115	Harman International Industries, Incorporated	2,261,701
	IT Services - 7.4%
69,990	Alliance Data Systems Corporation (a)	2,740,109
47,375	Cognizant Technology Solutions Corporation (a)	2,207,201
38,643	Global Payments, Inc.	3,003,334
		7,950,644
	Machinery - 4.6%
41,525	Joy Global Inc.	2,095,351
76,915	Pentair, Inc.	2,807,398
		4,902,749
	Media - 1.5%
37,429	Pixar (a)	1,665,965
	Office Electronics - 2.4%
65,963	Zebra Technologies Corporation - Class A (a)	2,578,494
	Pharmaceuticals - 4.8%
91,484	Medicis Pharmaceutical Corporation - Class A	2,978,719
91,780	MGI Pharma, Inc. (a)	2,139,392
		5,118,111
	Semiconductor & Semiconductor Equipment - 3.4%
119,600	Microchip Technology Incorporated	3,602,352
	Software - 4.2%
90,975	Activision, Inc. (a)	1,860,439
52,870	NAVTEQ (a)	2,640,856
		4,501,295
	Specialty Retail - 6.8%
85,543	Dick's Sporting Goods, Inc. (a)	2,575,700
49,190	Tractor Supply Company (a)	2,245,524
64,635	Williams-Sonoma, Inc. (a)	2,478,752
		7,299,976
	Trading Companies & Distributors - 1.4%
25,282	Fastenal Company	1,544,477
	TOTAL COMMON STOCKS (Cost $95,042,771)	105,305,380

	SHORT TERM INVESTMENTS - 1.9%
	Money Market Funds - 1.9%
2,051,872	Investment Company Cash Reserve Portfolio-
	AIM Fund	2,051,872
	TOTAL SHORT TERM INVESTMENTS (Cost $2,051,872)	2,051,872
	Total Investments (Cost $97,094,643) - 100.0%	107,357,252
	Liabilities in Excess of Other Assets - 0.0%	(8,774)
	TOTAL NET ASSETS - 100.0%	$107,348,478

(a)	Non-Income Producing

Baird SmallCap Fund
Schedule of Investments
September 30, 2005 (unaudited)

Shares		Value
	COMMON STOCKS - 96.2%
	Airlines - 2.9%
43,529	SkyWest, Inc.	$ 1,167,448
	Biotechnology - 2.1%
28,024	PRA International (a)	849,407
	Commercial Banks - 10.0%
38,767	Boston Private Financial Holdings, Inc.	1,028,876
28,920	East West Bancorp, Inc.	984,437
29,514	United Community Banks, Inc.	841,149
22,363	Wintrust Financial Corporation	1,123,964
		3,978,426
	Commercial Services & Supplies - 6.9%
32,805	Brady Corporation - Class A	1,014,987
18,202	G & K Services, Inc.	716,977
43,529	Marlin Business Services, Inc. (a)	1,002,908
		2,734,872
	Communications Equipment - 1.8%
34,887	Tekelec (a)	730,883
	Electronic Equipment & Instruments - 5.6%
62,314	Plexus Corporation (a)	1,064,946
23,554	ScanSource, Inc. (a)	1,148,022
		2,212,968
	Energy Equipment & Services - 8.0%
26,539	Dawson Geophysical Company (a)	802,805
29,895	GulfMark Offshore, Inc. (a)	964,712
25,950	Oceaneering International, Inc. (a)	1,385,989
		3,153,506
	Food & Staples Retailing - 3.3%
36,972	United Natural Foods, Inc. (a)	1,307,330
	Health Care Equipment & Supplies - 4.5%
19,469	Kyphon Inc. (a)	855,468
37,282	Wright Medical Group, Inc. (a)	920,120
		1,775,588
	Health Care Providers & Services - 10.3%
19,827	American Healthways, Inc. (a)	840,665
20,276	Computer Programs & Systems, Inc.	700,333
38,274	Providence Service Corporation (a)	1,170,802
34,440	United Surgical Partners International, Inc. (a)	1,346,948
		4,058,748
	Hotels Restaurants & Leisure - 5.6%
34,288	Buffalo Wild Wings, Inc. (a)	908,632
17,292	PF Chang's China Bistro, Inc. (a)	775,200
11,332	Red Robin Gourmet Burgers Inc. (a)	519,459
		2,203,291
	Internet & Catalog Retail - 2.7%
58,448	Insight Enterprises, Inc. (a)	1,087,133
	IT Services - 6.3%
54,267	Covansys Corporation (a)	866,101
40,887	Open Solutions Inc. (a)	892,154
20,879	SRA International, Inc. - Class A (a)	740,787
		2,499,042
	Machinery - 3.0%
23,855	Bucyrus International, Inc. - Class A	1,171,996
	Multiline Retail - 1.6%
50,684	Fred's, Inc.	634,057
	Pharmaceuticals - 6.1%
33,394	MGI Pharma, Inc. (a)	778,414
51,297	Noven Pharmaceuticals, Inc. (a)	718,158
42,338	Salix Pharmaceuticals, Ltd. (a)	899,683
		2,396,255
	Semiconductor & Semiconductor Equipment - 3.6%
19,084	Varian Semiconductor Equipment Associates, Inc. (a)	808,589
41,753	Zoran Corporation (a)	597,068
		1,405,657
	Software - 3.9%
20,723	Kronos Incorporated (a)	925,075
28,632	THQ Inc. (a)	610,434
		1,535,509
	Specialty Retail - 5.0%
33,398	AC Moore Arts & Crafts, Inc. (a)	640,574
30,020	Hibbett Sporting Goods, Inc. (a)	667,934
14,310	Tractor Supply Company (a)	653,251
		1,961,759
	Trading Companies & Distributors - 3.0%
22,659	Watsco, Inc.	1,203,419
	TOTAL COMMON STOCKS (Cost $34,365,638)	38,067,294

	SHORT TERM INVESTMENTS - 2.0%
	Money Market Funds - 2.0%
805,636	Investment Company Cash Reserve Portfolio-
	AIM Fund	805,636
	TOTAL SHORT TERM INVESTMENTS (Cost $805,636)	805,636
	Total Investments (Cost $35,171,274) - 98.2%	38,872,930
	Other Assets in Excess of Liabilities - 1.8%	711,884
	TOTAL NET ASSETS - 100.0%	$ 39,584,814

(a) Non-Income Producing

For certain federal income tax information (including the aggregate cost of securities, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation or depreciation) for each Fund, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q. Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baird Funds Inc.

By /s/ Mary Ellen Stanek
   Mary Ellen Stanek, President

Date 11/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Mary Ellen Stanek
   Mary Ellen Stanek, President

Date  11/28/05

By /s/ Leonard Rush
            Leonard Rush, Treasurer

Date  11/28/05